Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2025
Discloure of Significant Accounting Policies
Disclosure of basis of preparation of financial statements [text block]

Basis of Preparation

The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.” Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with IFRS Accounting Standards (IFRS) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements for the year ended December 31, 2024, and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the unaudited condensed consolidated interim financial statements are disclosed in Note 4.

The accounting policies applied are consistent with the accounting policies as outlined in the basis of presentation section included in Note 3 of the audited financial statements as of and for the year ended December 31, 2024.

Disclosure of expected impact of initial application of new standards or interpretations [text block]

New and Amended Standards and Interpretations

On January 1, 2025, the Company adopted the amendments to IAS 21, issued by the International Accounting Standards Board (“IASB”), regarding "Lack of Exchangeability." These amendments provide guidance on how to determine the exchange rate to be used in reporting foreign currency transactions when there is a lack of exchangeability between two currencies. The amendments aim to enhance the clarity and consistency of financial reporting where exchangeability is limited or nonexistent.

The adoption of these amendments did not have any impact on the Company's financial statements for the reporting period ending June 30, 2025. The Company has not encountered situations where the amendments would change its previous or current accounting judgments related to foreign currency transactions and translations. There are no other new IFRS or IFRS Interpretation Committee (“IFRIC”) interpretations effective during the six months ended June 30, 2025, that have a material impact to the interim condensed consolidated financial statements.

Standards issued but not effective

There were a number of standards and interpretations which were issued but were not yet effective on June 30, 2025, and have not been adopted for these unaudited condensed consolidated financial statements, including:

●	Amendments to IFRS 9 & IFRS 7 Classification and Measurement of Financial Instruments ( January 1, 2026)

The Company expects to adopt these standards, updates and interpretations when they become mandatory. These standards are not expected to have a significant impact on disclosures or amounts reported in the Company’s financial statements in the period of initial application and future reporting periods.